UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Owl Creek Asset Management, L.P.
Address: 640 Fifth Avenue
         20th Floor
         New York, NY  10019

13F File Number:  028-11037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin
Title:     COO
Phone:     212-688-2550

Signature, Place, and Date of Signing:

 /s/   Dan Sapadin     New York, NY/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $2,881,850 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMC NETWORKS INC               CL A             00164V103    27118   721597 SH       SOLE                   721597        0        0
AMERICAN CAP LTD               COM              02503Y103    43764  6502800 SH       SOLE                  6502800        0        0
AMERICAN TOWER CORP            CL A             029912201    60696  1011432 SH       SOLE                  1011432        0        0
BP PLC                         SPONSORED ADR    055622104    80113  1874425 SH       SOLE                  1874425        0        0
CIGNA CORPORATION              COM              125509109   342376  8151800 SH       SOLE                  8151800        0        0
CME GROUP INC                  COM              12572Q105    93724   384635 SH       SOLE                   384635        0        0
DANA HLDG CORP                 COM              235825205    65124  5360007 SH       SOLE                  5360007        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106    75503  3505230 SH       SOLE                  3505230        0        0
DENBURY RES INC                COM NEW          247916208    59144  3916831 SH       SOLE                  3916831        0        0
EXPRESS SCRIPTS INC            COM              302182100   149664  3348928 SH       SOLE                  3348928        0        0
FOREST OIL CORP                COM PAR $0.01    346091705   153420 11322531 SH       SOLE                 11322531        0        0
GENON ENERGY INC               COM              37244E107    54378 20834589 SH       SOLE                 20834589        0        0
HEWLETT PACKARD CO             COM              428236103   134555  5223400 SH       SOLE                  5223400        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184    13948   400000 SH  PUT  SOLE                   400000        0        0
ISTAR FINL INC                 FRNT 10/0        45031UBF7    52435 58000000 PRN      SOLE                        0        0 58000000
JPMORGAN CHASE & CO            COM              46625H100    44555  1340000 SH       SOLE                  1340000        0        0
LONE PINE RES INC              COM              54222A106    49530  7065604 SH       SOLE                  7065604        0        0
LOWES COS INC                  COM              548661107    10497   413600 SH       SOLE                   413600        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   113510  2030582 SH       SOLE                  2030582        0        0
NAVISTAR INTL CORP NEW         COM              63934E108   231186  6103113 SH       SOLE                  6103113        0        0
NEWS CORP                      CL A             65248E104   178705 10017100 SH       SOLE                 10017100        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713    30368  2378068 SH       SOLE                  2378068        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      829    71829 SH       SOLE                    71829        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754     1311   108365 SH       SOLE                   108365        0        0
SINA CORP                      ORD              G81477104     1248    24000 SH       SOLE                    24000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    11508    91700 SH  PUT  SOLE                    91700        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   100900  2500000 SH  CALL SOLE                  2500000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209   206564  5118041 SH       SOLE                  5118041        0        0
THERAVANCE INC                 COM              88338T104    18498   837005 SH       SOLE                   837005        0        0
VERISIGN INC                   COM              92343E102   139381  3902031 SH       SOLE                  3902031        0        0
VIACOM INC NEW                 CL B             92553P201    62784  1382600 SH       SOLE                  1382600        0        0
VISTEON CORP                   COM NEW          92839U206   110220  2207049 SH       SOLE                  2207049        0        0
WELLPOINT INC                  COM              94973V107   162654  2455153 SH       SOLE                  2455153        0        0
YRC WORLDWIDE INC              COM PAR $.01     984249607     1640   164470 SH       SOLE                   164470        0        0